Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management and StrategyTo safeguard the confidentiality, integrity, and availability of our information systems, protect our assets and data, and comply with applicable regulatory requirements, we have adopted a cybersecurity risk management framework. This framework is integrated into our overall enterprise risk management processes and is managed internally. Cybersecurity oversight and day-to-day responsibilities are handled by Yuen Kin Chung, the IT manager, under the supervision of our Chief Financial Officer. Our IT manager is responsible for identifying, assessing, and addressing risks associated with cybersecurity threats. These responsibilities typically include:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services and our broader enterprise IT environment;
●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;
●	cybersecurity incident investigations;
●	monitoring threats to sensitive data and unauthorized access to our systems;
●	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with the board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements; and
●	developing and implementing training on cybersecurity, information security and threat awareness.

There were no cybersecurity incidents during the year ended September 30, 2025, that resulted in an interruption to our operations, known losses of any critical data, or otherwise had a material impact on our strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted. See “Item 3. Key Information—D. Risk Factors” for more information on how material cybersecurity attacks may impact our business.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	This framework is integrated into our overall enterprise risk management processes and is managed internally
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	material impact on our strategy, financial condition or results of operations.
Cybersecurity Risk Board of Directors Oversight [Text Block]	GovernanceOur board of directors acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our cybersecurity risk profile and exposures. Our board of directors receives prompt and timely information regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents. Furthermore, in the event of any significant updates or adjustments to our cybersecurity-related policies, our Chief Financial Officer will present them to the board of directors for their review and approval.

Our Chief Financial Officer and IT manager are responsible for the daily management of our cybersecurity efforts and oversight. This includes updates and refinement of cybersecurity policies, execution and management of cybersecurity measures, and the preparation of regular reports on cybersecurity execution. Their primary focus is to consistently update our cybersecurity programs and mitigation strategies, ensuring they align with industry best practices and procedures.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors receives prompt and timely information regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Financial Officer and IT manager are responsible for the daily management of our cybersecurity efforts and oversight